QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data (Tables) [Abstract]
Schedule Of Quarterly Financial Data [Text Block]
SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2013
Revenues	$2,650	$2,651	$2,551	$2,705
Expenses and other income	$2,298	$2,353	$2,119	$2,357

Net income	$178	$267	$323	$320
Earnings attributable to Sempra Energy	$178	$245	$296	$282

Basic per-share amounts(1):
Net income	$0.73	$1.10	$1.32	$1.31
Earnings attributable to Sempra Energy	$0.73	$1.00	$1.21	$1.15
Weighted average common shares outstanding	243.3	243.6	244.1	244.4

Diluted per-share amounts(1):
Net income	$0.72	$1.07	$1.29	$1.28
Earnings attributable to Sempra Energy	$0.72	$0.98	$1.19	$1.13
Weighted average common shares outstanding	247.5	248.5	249.3	249.9
2012
Revenues	$2,383	$2,089	$2,507	$2,668
Expenses and other income	$2,026	$2,141	$2,178	$2,359

Net income	$251	$74	$290	$305
Earnings attributable to Sempra Energy	$236	$62	$268	$293

Basic per-share amounts(1):
Net income	$1.04	$0.31	$1.20	$1.26
Earnings attributable to Sempra Energy	$0.98	$0.26	$1.11	$1.21
Weighted average common shares outstanding	240.6	241.1	241.7	242.0

Diluted per-share amounts(1):
Net income	$1.02	$0.30	$1.18	$1.23
Earnings attributable to Sempra Energy	$0.97	$0.25	$1.09	$1.18
Weighted average common shares outstanding	243.8	246.3	245.8	247.6
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2013
Operating revenues	$939	$1,064	$1,063	$1,000
Operating expenses	771	939	800	774
Operating income	$168	$125	$263	$226

Net income	$81	$73	$139	$142
Losses (earnings) attributable to noncontrolling interest	11	(7)	(5)	(23)
Earnings	92	66	134	119
Call premium on preferred stock	―	―	(3)	―
Dividends on preferred stock	(1)	(1)	(2)	―
Earnings attributable to common shares	$91	$65	$129	$119
2012
Operating revenues	$834	$780	$1,092	$988
Operating expenses	656	611	822	796
Operating income	$178	$169	$270	$192

Net income	$112	$101	$188	$114
Earnings attributable to noncontrolling interest	(6)	(5)	(12)	(3)
Earnings	106	96	176	111
Dividends on preferred stock	(1)	(1)	(2)	(1)
Earnings attributable to common shares	$105	$95	$174	$110

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2013
Operating revenues	$983	$904	$807	$1,042
Operating expenses	900	725	652	920
Operating income	$83	$179	$155	$122

Net income	$46	$119	$102	$98
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$46	$118	$102	$98
2012
Operating revenues	$880	$720	$728	$954
Operating expenses	761	625	609	867
Operating income	$119	$95	$119	$87

Net income	$66	$54	$71	$99
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$66	$53	$71	$99